Provisions - Schedule of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 20,951
Exchange adjustments	215
Increase (decrease) in existing provisions	2,274
Write-back of unused provisions	(469)
Unwinding of discount	437
Utilization	(1,826)
Reclassified to other payables	(460)
Reclassified as liabilities directly associated with assets held for sale	(10)
Deletions	(151)
Ending balance, provisions	20,961
Current provisions	3,761	$ 2,453
Non-current provisions	17,200	$ 18,498
Decommissioning
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	15,110
Exchange adjustments	96
Increase (decrease) in existing provisions	(686)
Write-back of unused provisions	(11)
Unwinding of discount	369
Utilization	(7)
Reclassified to other payables	(245)
Reclassified as liabilities directly associated with assets held for sale	(10)
Deletions	(140)
Ending balance, provisions	14,476
Current provisions	428
Non-current provisions	14,048
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,620
Exchange adjustments	9
Increase (decrease) in existing provisions	297
Write-back of unused provisions	(88)
Unwinding of discount	39
Utilization	(246)
Reclassified to other payables	0
Reclassified as liabilities directly associated with assets held for sale	0
Deletions	(2)
Ending balance, provisions	1,629
Current provisions	273
Non-current provisions	1,356
Litigation And Claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,281
Exchange adjustments	1
Increase (decrease) in existing provisions	260
Write-back of unused provisions	(12)
Unwinding of discount	18
Utilization	(508)
Reclassified to other payables	(129)
Reclassified as liabilities directly associated with assets held for sale	0
Deletions	(1)
Ending balance, provisions	910
Current provisions	260
Non-current provisions	650
Emissions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	919
Exchange adjustments	25
Increase (decrease) in existing provisions	1,429
Write-back of unused provisions	(17)
Unwinding of discount	0
Utilization	(687)
Reclassified to other payables	0
Reclassified as liabilities directly associated with assets held for sale	0
Deletions	0
Ending balance, provisions	1,669
Current provisions	1,621
Non-current provisions	48
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	2,021
Exchange adjustments	84
Increase (decrease) in existing provisions	974
Write-back of unused provisions	(341)
Unwinding of discount	11
Utilization	(378)
Reclassified to other payables	(86)
Reclassified as liabilities directly associated with assets held for sale	0
Deletions	(8)
Ending balance, provisions	2,277
Current provisions	1,179
Non-current provisions	$ 1,098